UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22417

Destra Investment Trust

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700
Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Derek Mullins
444 West Lake Street, Suite 1700
Chicago, IL 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Destra Flaherty & Crumrine Preferred and Income Fund

Destra Wolverine Dynamic Asset Fund

Semi-Annual Report

March 31, 2018

Table of Contents

Shareholder Letter	3
Destra Flaherty & Crumrine Preferred and Income Fund Discussion of Fund Performance	4
Destra Flaherty & Crumrine Preferred and Income Fund Portfolio Manager Letter	6
Destra Flaherty & Crumrine Preferred and Income Fund – Fund Risk Disclosures	8
Destra Wolverine Dynamic Asset Fund Discussion of Fund Performance	9
Destra Wolverine Dynamic Asset Fund Portfolio Manager Letter	11
Destra Wolverine Dynamic Asset Fund – Fund Risk Disclosures	13
Overview of Fund Expenses	14
Portfolios of Investments
Destra Flaherty & Crumrine Preferred and Income Fund	15
Destra Wolverine Dynamic Asset Fund	20
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	30
Trust Information	35

Not FDIC or Government Insured, No Bank Guarantee, May Lose Value

Dear Fellow Shareholders,

The six months ended March 31, 2018 have seen two very different markets. The fourth quarter of 2017 was generally positive for most segments of the bond and stock markets, moderate in volatility, and accompanied by some very positive economic data around employment, GDP growth and other indicators.

The first quarter of 2018 has been very different. Most measures of stocks and bonds are negative YTD through the end of March and volatility has returned in a meaningful way. Interestingly, the general tenor of economic reports has continued to be positive through the first quarter, but geo-political and other factors have decidedly soured.

Through it all, our Destra Funds continued to pursue their unique investment objectives, always with an eye toward the long-term. Keeping a long-term view can be difficult when near-term issues seem so large and loud. Destra prides itself on providing access to specialty-based asset managers with original investment theories, and all with the goal of helping investors realize their long-term investment objectives.

Market Summary

For the six months ending March 31, 2018 (the “period surveyed”), US equity markets, as represented by the S&P 500 Index (“S&P 500”), returned 5.84% on a total return basis. Bond markets, as represented by the Bloomberg Barclays US Aggregate Index (“AGG”) returned -1.08%. Alternatives, which are represented by the HFRX Hedge Fund Index (“HRFX”) experienced a 0.46% return over the 6 months.

Destra Capital Advisors LLC

We believe that experience sets Destra apart from other asset managers. Destra’s team of investment professionals have decades of knowledge in their respective areas of expertise. This allows Destra to rise above fleeting market statistics and provides perspective to us when designing portfolio-enhancing investment strategies and products. By confidently taking the long-view, we believe that we build investment strategies that can stand the test of time for our long-term shareholders.

Our investment managers continue to pursue their investment strategies and focus on achieving results for shareholders through discipline and determination in the markets. This report should provide you with information on your Fund’s performance and other insights regarding the Fund’s investment strategy and management.

Thank you for investing with Destra and we look forward to communicating with you again in future Fund reports.

Sincerely,

Robert A. Watson, CFP®

President

Destra Capital Advisors LLC

Index Information

S&P 500®Index – a market capitalization weighted index of 500 large companies which have their common stock listed on the NYSE or NASDAQ. The S&P 500® Index is an unmanaged index considered representative of the US stock market.

HFRX Global Hedge Fund Index – An index designed to be representative of the overall composition of the hedge fund universe and is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage.

Bloomberg Barclays U.S. Aggregate Bond Index – is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency).

Unlike the portfolio returns, the index returns do not reflect any fees or expenses and do not include the effect of any cash reserves.

Destra Flaherty & Crumrine Preferred and Income Fund

Discussion of Fund Performance (unaudited)

Destra Flaherty & Crumrine Preferred and Income Fund’s Average Annual Total Returns as of March 31, 2018
Inception Date: April 12, 2011						Inception Date: November 1, 2011
Share Class	6 Months	1 Year	3 Year	5 Year	Life of Fund	Share Class	6 Months	1 Year	3 Year	5 Year	Life of Fund
A at NAV	-0.71%	4.77%	5.73%	5.94%	7.40%	C	-1.12%	3.93%	4.93%	5.15%	6.89%
A with Load	-5.16%	0.07%	4.13%	4.97%	6.69%	C with CDSC	-2.09%	2.93%	4.93%	5.15%	6.89%
I	-0.59%	5.00%	6.05%	6.29%	7.74%
BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index	-0.38%	4.68%	4.94%	5.64%	6.54%	BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index	-0.38%	4.68%	4.94%	5.64%	7.05%

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Class A shares have a maximum sales charge of 4.50% and a 12b-1 fee of 0.25%. Class C shares have a maximum deferred sales charge of 1.00% and a 12b-1 fee of 1.00%.

BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index tracks the performance of US dollar denominated high grade and high yield preferred securities and deeply subordinated corporate debt issued in the US domestic market. Qualifying securities must be rated at least B3, based on an average of Moody’s, S&P and Fitch and have a country of risk of either the U.S. or a Western European country. Qualifying preferred securities must be issued as public securities or through a 144a filing, must have a fixed or floating dividend schedule and must have a minimum amount outstanding of $100 million.

Destra Flaherty & Crumrine Preferred and Income Fund

Discussion of Fund Performance (unaudited) (continued)

As of March 31, 2018

Credit Quality
Moody’s		Standard & Poor’s
Aa3	0.0%	AA-	0.0%
A1	0.0%	A+	0.0%
A2	0.0%	A	0.0%
A3	0.0%	A-	0.0%
Baa1	3.9%	BBB+	6.3%
Baa2	20.0%	BBB	8.6%
Baa3	25.8%	BBB-	26.0%
Ba1	22.0%	BB+	30.8%
Ba2	15.6%	BB	13.0%
Ba3	0.5%	BB-	4.5%
<Ba	0.5%	<BB	4.8%
Not Rated	11.2%	Not Rated	5.5%
N/A	0.3%	N/A	0.3%
Cash	0.2%	Cash	0.2%

Top 10 Issuers	% of Total Investments
Citigroup, Inc.	4.97%
JPMorgan Chase & Co.	4.95%
Bank of America Corp.	4.90%
Morgan Stanley	4.90%
Wells Fargo & Co.	4.38%
Capital One Financial Corp.	4.21%
Barclays Bank PLC	4.20%
Liberty Mutual Group, Inc.	3.57%
XL Group Ltd.	3.24%
HSBC Holdings PLC	2.83%

Portfolio Characteristics	Fund
Number of Issues	124
QDI Eligibility	72.0%
Domestic Concentration	68.1%
International Concentration	31.9%
Fixed	27.1%
Fixed-to-Float	65.0%
Floating	7.7%
Cash	0.2%

Qualified Dividend Income (QDI) meets specific criteria to be taxed at lower long-term capital gains tax rates rather than at an individual’s ordinary income rate.

Holdings sectors and security types are subject to change without notice. There is no assurance that the investment process will lead to successful investing.

The credit quality breakdowns are based on actual ratings issued by the relevant NRSRO or the NRSRO’s rating of a similar security of the same issuer. The credit quality of the investments in the portfolio does not apply to the stability or safety of the Fund. Credit quality ratings are subject to change and pertain to the underlying holdings of the Fund and not the Fund itself.

Portfolio Sector Allocation as of 3/31/18 (% of Total Investments)

Security Types as of 3/31/18 (% of Total Investments)

3 Year Risk Return Metrics	Sharpe Ratio	Alpha	Beta	R Squared	Up Capture Ratio	Down Capture Ratio
DPIIX	1.30	0.75	1.07	95.12	109.61	88.95
Index*	1.14	0.00	1.00	100.00	100.00	100.00

*BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index

Destra Flaherty & Crumrine Preferred and Income Fund

Destra Flaherty & Crumrine Preferred and Income Fund Portfolio Manager Letter (unaudited)

Fund Snapshot

The Destra Flaherty & Crumrine Preferred and Income Fund (the “Fund”) is sub-advised by investment manager Flaherty & Crumrine Incorporated (“Flaherty & Crumrine”). The Fund’s investment objective is to seek total return, with an emphasis on high current income.

Flaherty & Crumrine was founded in 1983 and is one of the of the oldest preferred securities managers in the industry. Through the years they have built a proprietary database with information on over 1,500 separate issues of preferred securities. Flaherty & Crumrine then leverages their experience and data base seeking to unlock hidden value, in what they believe is an inefficient preferred securities market. To accomplish this goal the Fund will, in normal markets, invest at least 80% of its net assets in a portfolio of preferred and income producing securities. The securities in which the Fund may invest include traditional preferred stock, trust preferred securities, hybrid securities, convertible securities, contingent-capital securities, subordinated debt, and senior debt securities of other open-end, closed-end or exchange-traded funds that invest primarily in the same types of securities. The Fund may invest up to 40% of its assets in securities of non-U.S. companies and up to 15% of its assets in common stocks. In addition, under normal market conditions, the Fund invests more than 25% of its total assets in companies principally engaged in financial services.

The Fund will principally invest in (i) investment grade quality securities or (ii) below investment grade quality preferred or subordinated securities of companies with investment grade senior debt outstanding, in either case determined at the time of purchase. Securities that are rated below investment grade are commonly referred to as “high yield” or “junk bonds.” However, some of the Fund’s total assets may be invested in securities rated (or issued by companies rated) below investment grade at the time of purchase. Preferred and debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay dividends and interest and repayment of principal. Due to the risks involved in investing in preferred and debt securities of below investment grade quality, an investment in the Fund should be considered speculative. The maturities of preferred and debt securities in which the Fund will invest generally will be longer-term (perpetual, in the case of some preferred securities, and ten years or more for other preferred and debt securities); however, in light of changing market conditions and interest rates, the Fund may also invest in shorter-term securities.

The following report is Flaherty & Crumrine’s review of the Fund’s performance over the six months comprising the Fund’s semi-annual reporting period and outlook for the markets the Fund invests in going forward.

Investing Environment

Over the first half of the Fund’s fiscal year, most fixed-income markets (e.g. investment-grade corporate bonds) experienced general weakness, attributable mostly to higher benchmark interest rates. Despite this, preferred securities performed reasonably well on a relative basis. Moderate interest-rate sensitivity, along with a tightening of preferred credit spreads, offset much of the weakness experienced by other fixed-income asset classes.

In response to stronger economic growth, the Federal Reserve continued to gradually tighten monetary policy, raising its benchmark rate by 50 basis points (0.50%) since the Fund’s fiscal year began on September 30, 2017. Additionally, the Fed continued to scale back reinvestment of Treasury and mortgage-backed securities acquired in the wake of the financial crisis, with balance sheet runoff set to reach its steady-state pace later this year. Longer-term Treasury yields also moved higher, with the 10-year Treasury yield increasing 41 bp since the start of the Fund’s fiscal year (2.33% on September 30, 2017 to 2.74% on March 31, 2018).

Investors often associate higher long-term interest rates with lower prices for preferred securities, and to some extent this is true. However, sensitivity of the Fund’s preferred portfolio to benchmark interest rates is much lower today than it would have been ten to fifteen years ago. That is primarily attributable to a greater allocation to fixed-to-floating rate securities relative to traditional fixed-for-life preferreds. Including these securities in the Fund (about 73% as of March 31, 2018) reduces sensitivity to benchmark interest rates.

Performance Discussion

During the six months ended March 31, 2018, the Fund’s Class A shares had a total return of -0.71% based on Net Asset Value (“NAV”), the Class I shares had a total return of -0.59% on NAV and the Class C shares had a total return of -1.12% on NAV. During the period surveyed, the Fund’s benchmark (BofA Merrill Lynch 8% Core West Preferred & Jr Subordinated Securities Index – see the special note for a description of the Fund’s Index) had a total return of -0.38%.

Destra Flaherty & Crumrine Preferred and Income Fund

Destra Flaherty & Crumrine Preferred and Income Fund Portfolio Manager Letter (unaudited) (continued)

Two important factors to consider when surveying fund returns – first, the returns include reinvestment of all distributions, and second, it is not possible to invest directly in an index. All of the Fund’s share classes have the same investment objective – total return with an emphasis on high current income.

BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index tracks the performance of US dollar denominated high grade and high yield preferred securities and deeply subordinated corporate debt issued in the US domestic market. Qualifying securities must be rated at least B3, based on an average of Moody’s, S&P and Fitch and have a country of risk of either the U.S. or a Western European country. Qualifying preferred securities must be issued as public securities or through a 144a filing, must have a fixed or floating dividend schedule and must have a minimum amount outstanding of $100 million.

Portfolio Activity

Over the past six months, the Fund benefitted from its exposure to both floating-rate and fixed-to-floating rate preferreds (also known collectively as variable rate preferreds). These preferreds typically have shorter duration and performed better over the first half of the Fund’s fiscal year. However, duration doesn’t entirely explain their outperformance. Variable rate preferreds can potentially generate greater income as interest rates increase. Following the end of their fixed-rate period and if not redeemed by their issuer, variable rate preferreds will pay a coupon based on a formula set at issuance. The formula is typically a spread above a short-term interest rate benchmark. Consequently, the recent acceleration in short-term interest rates has meant higher coupons for preferreds currently paying a floating rate (as of March 31, about 8% of the portfolio), as well as potentially higher coupons for preferreds that may pay a floating rate in the near future (as of March 31, about 6% of the portfolio can become floating in the next year).

Most of the portfolio experienced credit-spread tightening, but one area of mixed performance was the energy sector, notably master limited partnerships (MLPs). The MLP industry appears to be in transition. The traditional MLP structure has struggled to meet investor expectations, leading some to collapse partnership structures into simpler organizations. Lower corporate tax rates from recent tax reform may accelerate that trend. While a simpler structure should benefit preferred investors over time, many MLPs issued preferreds in the last few months, causing yields to increase as concessions were offered to entice demand. Importantly, individual MLPs are in various stages of transition, and we remain comfortable with the level of MLP exposure in the Fund’s portfolio (about 4% as of March 31, 2018). Many of the MLPs held by the Fund are among the strongest credits in the sector and a step ahead of peers in navigating these rough waters.

Perspective & Outlook

The U.S. economy remains on solid footing, with most economists forecasting faster growth in 2018. Inflation has remained in check thus far, and modest wage growth and strong business investment suggest that faster economic growth can be accommodated without the economy overheating. Faster economic growth combined with optimism around tax reform has caused interest rates to move modestly higher. Tax reform should be supportive of growth and investment, but much of it will be deficit-financed and could result in higher Treasury rates as government borrowing increases.

Credit fundamentals are very strong, especially at financial institutions, and higher economic growth has caused credit spreads to narrow, leaving preferred yields only modestly higher over the past six months. In this rate environment, reinvestment coupons remain lower than coupons being redeemed. However, the portfolio is designed to have a wide range of coupons, call protection, and security structures – with each aspect subject to change over time. Through this diversity, we seek to maintain call protection that staggers the impact of changes in interest rates and credit spreads, but the portfolio will normally contain at least some securities subject to being called based on current market conditions.

Although the interest rate environment is less benign than it was last year, we anticipate only modestly higher yields over the next several years. Market volatility is likely to increase from record-low levels as we move into later stages of this economic cycle, but we believe preferreds will continue to offer competitive performance. Their combination of good credit quality, high income (much of which is tax-advantaged) and moderate interest-rate risk will be difficult to replicate in other fixed-income asset classes.

Destra Flaherty & Crumrine Preferred and Income Fund

Fund Risk Disclosure – Destra Flaherty & Crumrine Preferred and Income Fund (unaudited)

As of March 31, 2018

This document may contain forward-looking statements representing Destra’s, the portfolio managers’ or sub-advisor’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-advisor’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 877.855.3434 or access our website at destracapital.com.

Destra Wolverine Dynamic Asset Fund

Discussion of Fund Performance (unaudited)

Destra Wolverine Dynamic Asset Fund’s Average Annual Total Returns as of March 31, 2018 Inception Date: October 7, 2015
Share Class	6 months	1 Year	Life of Fund	Share Class	6 months	1 Year	Life of Fund
A at NAV	3.69%	11.63%	6.49%	C	3.26%	10.78%	5.68%
A with Load	-1.00%	6.61%	4.54%	C with CDSC	2.26%	9.78%	5.68%
I	3.76%	11.81%	6.73%
HFRX Global Hedge Fund Index	0.46%	3.20%	2.96%

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Class A shares have a maximum sales charge of 4.50% and a 12b-1 fee of 0.25%. Class C shares have a maximum deferred sales charge of 1.00% and a 12b-1 fee of 1.00%.

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment advisor. Fund returns include the reinvestment of distributions.

HFRX Global Hedge Fund Index – An index designed to be representative of the overall composition of the hedge fund universe and is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage.

Destra Wolverine Dynamic Asset Fund

Discussion of Fund Performance (unaudited) (continued)

As of March 31, 2018

Top 10 Holdings
Vanguard FTSE Emerging Markets ETF	22.76%
iShares Russell 1000 Growth ETF	18.42%
iShares MSCI Japan ETF	15.37%
Powershares DB Commodity Index Tracking Fund	12.60%
Blackrock Liquidity Funds Fedfund Portfolio[1]	6.71%
iShares S&P GSCI Commodity Indexed Trust	5.92%
Gold	5.15%
Cash	3.16%
Vanguard FTSE Europe ETF	2.94%
iShares Russell 2000 Value ETF	2.71%

1 Cash holdings reflect both an “investment allocation” and use as “collateral” for other investments.

Sector Exposure Weightings[2]
Emerging Markets	24.52%
Large Cap Growth	21.49%
Commodities	19.86%
Japan Equities	15.39%
Gold	5.10%
Cash[3]	4.04%
European Equities	3.89%
Large Cap Value	3.02%
Small Cap Value	2.69%

2 Sector Exposure Weights reflect the actual and notional exposure of the Fund to certain market sectors and categories as defined by the Fund’s Advisor and Sub-Advisor. May not total to 100% due to rounding.

3 Specific to “Cash”, the Sector Exposure Weighting reflects the investment exposure the Fund managers have set. Cash holdings may be different due to collateral requirements for certain other investments that the Fund may hold from time to time.

Holdings, sectors and security types are subject to change without notice. There is no assurance that the investment process will lead to successful investing.

Destra Wolverine Dynamic Asset Fund

Destra Wolverine Dynamic Asset Fund Portfolio Manager Letter (unaudited)

Fund Snapshot

The Destra Wolverine Dynamic Asset Fund (the “Fund”) is sub-advised by Wolverine Asset Management, LLC (“Wolverine”). The Fund’s investment objective is to seek long-term capital appreciation by investing in broad asset classes.

The Fund seeks to achieve its investment objective by investing in broad-based sector exchange-traded funds (the “ETFs”) and cash equivalents. Wolverine employs a systematic macro investment strategy by investing in the ETFs in an effort to gain returns on capital that are disproportionately greater than the risks incurred in generating such returns. Wolverine attempts to invest ahead of large shifts in institutional asset allocations by using market data to infer the flow of funds. Wolverine also utilizes market data and integrates this information with economic analysis to rank the various asset classes in its investment universe with the goal of gaining exposure through the purchase or sale of securities within the most attractively priced asset classes; and, conversely, reducing exposure to the least attractively priced asset classes.

The following report is Wolverine’s review of the Fund’s performance over the six months comprising the Fund’s semi-annual reporting period and outlook for the markets in which the Fund invests.

Investing Environment

Synchronized global economic growth drove positive returns in most equity markets and increased demand for commodities this period. The passage of business friendly tax legislation in the U.S. and the Federal Reserve acting in a gradual and transparent manner also fostered a positive environment for equity returns early in the period. Emerging Market equities benefited from a rally in oil and other commodities, while Japan, as an export driven economy, benefitted from global growth and the October re-election of pro-business Shinzo Abe.

As the calendar turned to 2018, the tailwind of synchronized global economic growth collided with the prospect of inflation, diminished central bank support, and government policy risk. Interest rates and equity market volatility rose during the second half of this period, marking the end of an extended period of tranquilly rising equity prices. The initial spark was a U.S. jobs report released at the beginning of February which indicated wages are rising faster than expected, a harbinger of inflation. This inflation signal, combined with telegraphed interest rate increases in the U.S. and reduced monetary accommodation by central banks across the globe, prompted investors to re-evaluate risk appetites. Further eroding risk appetites was the passing and signing of a $1.3 trillion spending bill, the imposition of tariffs on steel and aluminum by the U.S., and saber-rattling between the U.S. and China over trade.

Emerging Market, Japanese, and the globally oriented U.S. Large Cap equities performed well over this six month period, buoyed by positive global economic growth. This drove continued demand in commodities, which was the best performing asset class over the period. Interestingly, during the bouts of equity market weakness in January and February, Gold and Cash were the safety assets of choice, not Bonds. Perhaps the market is indicating that the central bank “put” has been removed. Despite the change in market dynamics experienced over this period, we believe our model did a reasonable job identifying investor appetites, shifting our portfolio into commodities and steering clear of fixed income.

Performance Discussion

During the six months ended March 31, 2018, the Fund’s Class A shares produced a total return of 3.69% based on Net Asset Value (“NAV”), the Class I shares produced a total return of 3.76% on NAV and the Class C shares produced a total return of 3.26% on NAV. During the period surveyed, the Fund’s benchmark, the HFRX Global Hedge Fund Index1, produced a total return of 0.46%.

Portfolio Activity & Attribution

The portfolio outperformed the HFRX Global Hedge Fund Index during the six month period. The outperformance was attributable to the model maintaining large weightings to Emerging Market and U.S. Large Cap Growth equities for the period and transitioning out of European equities and into Commodities. All of the positive performance was achieved in the first half of the period, with the second half returning around 0%. The model lagged detecting the shift of investor flows into Commodities and out of European equities, but the model did well in avoiding Bonds. The model is designed to pick-up medium to long term investor buying and selling patterns, so changes in market leadership may temporarily result in delays picking up the signal.

1The Fund’s primary benchmark, the HFRX Global Hedge Fund Index, is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry

Destra Wolverine Dynamic Asset Fund

Destra Wolverine Dynamic Asset Fund Portfolio Manager Letter (unaudited) (continued)

During the period from 9/29/2016 to 3/30/2018, the portfolio maintained its Emerging Market, U.S. Large Cap Growth, and Japanese equity exposures and shifted out of European equities and into Commodities. By period end, European equities had dropped to around 4% of the portfolio while Commodities were approaching a 20% exposure, passing Japanese equities to become the portfolio’s third largest asset exposure.

Perspective & Outlook

Synchronized global GDP growth remained the dominant investor theme over this six month period. This drove demand for commodities and positive equity returns globally with the notable exception of the U.S. Large and Small Cap Value indices. The lack of fiscal prudence, represented by the $1.3 trillion spending bill passing on the heels of a tax cut, and shift towards protectionist trade policies from the U.S., represented by the steel and aluminum tariffs, has introduced new risk to the markets. This risk was manifested in the underperformance of U.S. domestically focused stocks. Combining this dynamic with rising U.S. interest rates and generally less accommodative global monetary policy has resulted in higher equity volatility without the typical offsetting rally in Bonds that has accompanied such events in the recent past. Cash, Gold, and perhaps even Commodities have replaced Bonds and Real Estate as the safe-havens of choice. It is unclear if the long, upward trajectory of equities is over, but if so, it is even less clear where investors will look to deploy capital.

One of the key metrics to assess the Fund’s investment strategy is how the portfolio performs relative to hedge fund indices. On this front, the Fund continues to track within the range of statistical expectations. In our view, a large portion of hedge fund returns can be explained by their willingness and ability to exploit the changes in cross-asset investment opportunities that are the cornerstone of the Fund’s investment approach. This means there should be a link between how the Fund constructs its portfolio and how hedge funds operate in aggregate. The returns of the past period corroborate this view.

Finally, our systematic approach offers few direct opinions about the return prospects of individual asset classes. However, it is worth noting the lack of appetite for Bonds shown during the equity market correction in late January/early February. This is in sharp contrast to what occurred during the prior equity market-sell off in early 2016, when investors rushed into Bonds, which rallied significantly. It is reasonable to infer that the markets no longer assume central banks will respond to any signs of weakness with monetary stimulus, making Bonds less appealing.

Destra Wolverine Dynamic Asset Fund

Fund Risk Disclosure – Destra Wolverine Dynamic Asset Fund (unaudited)

As of March 31, 2018

This document may contain forward-looking statements representing Destra’s, the portfolio managers’ or sub-advisor’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-advisor’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 877.855.3434 or access our website at destracapital.com.

Overview of Fund Expenses

As of March 31, 2018 (unaudited)

As a shareholder of the Destra Investment Trust, you incur advisory fees and other fund expenses. The expense examples below (the “Example”) are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 10/01/17 to 3/31/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Annualized Expense Ratio for the Period 10/1/17 to 3/31/18	Expenses Paid During Period 10/1/17 to 3/31/18†
Destra Flaherty & Crumrine Preferred and Income Fund Class A
Actual	$1,000.00	$992.88	1.44%	$7.15
Hypothetical (5% return before expenses)	1,000.00	1,017.75	1.44%	7.24
Destra Flaherty & Crumrine Preferred and Income Fund Class C
Actual	1,000.00	988.79	2.19%	10.86
Hypothetical (5% return before expenses)	1,000.00	1,014.01	2.19%	11.00
Destra Flaherty & Crumrine Preferred and Income Fund Class I
Actual	1,000.00	994.11	1.19%	5.92
Hypothetical (5% return before expenses)	1,000.00	1,019.00	1.19%	5.99

Destra Wolverine Dynamic Asset Fund Class A
Actual	1,000.00	1,036.93	2.00%	10.16
Hypothetical (5% return before expenses)	1,000.00	1,014.96	2.00%	10.05
Destra Wolverine Dynamic Asset Fund Class C
Actual	1,000.00	1,032.56	2.75%	13.94
Hypothetical (5% return before expenses)	1,000.00	1,011.22	2.75%	13.79
Destra Wolverine Dynamic Asset Fund Class I
Actual	1,000.00	1,037.56	1.75%	8.89
Hypothetical (5% return before expenses)	1,000.00	1,016.21	1.75%	8.80

 † Expenses are calculated using the Fund’s annualized expense ratio, which may include waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the six-month period).

Destra Flaherty & Crumrine Preferred and Income Fund

Portfolio of Investments

March 31, 2018 (unaudited)

Shares/ Par Amounts	Description	Moody’s Ratings	Fair Value
	Long-Term Investments – 99.2%

	Preferred Securities – 97.4%

	Banks – 63.1%
4,918,000	Australia & New Zealand Banking Group Ltd.
	6.750% to 06/15/26 then USD 5 Year Swap + 5.168% 144A (a)	Baa2	$5,237,670
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870% (a)	Ba2	2,527,200
3,200,000	9.000% to 05/09/18 then USD 5 Year Swap + 8.262% (a)	BB (b)	3,220,480
640,000	Banco Mercantil del Norte SA
	7.625% to 01/10/28 then US 10 Year CMT T-Note + 5.353% 144A (a)	Ba2	684,000
	Bank of America Corp.
1,750,000	5.397%, 3-Month USD Libor + 3.630%, Series K (a)(f)	Ba1	1,752,187
500,000	6.100% to 03/17/25 then 3-Month USD Libor + 3.898%, Series AA (a)	Ba1	526,875
2,000,000	6.250% to 09/05/24 then 3-Month USD Libor + 3.705%, Series X (a)	Ba1	2,122,700
250,000	6.300% to 03/10/26 then 3-Month USD Libor + 4.553%, Series DD (a)	Ba1	268,750
4,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z (a)	Ba1	4,870,484
2,550,000	8.125% to 05/15/18 then 3-Month USD Libor + 3.640%, Series M (a)	Ba1	2,563,387
59,891	Barclays Bank PLC
	8.125%, Series 5 (a)	Ba2	1,576,930
8,247,000	Barclays PLC
	7.875% to 03/15/22 then USD 5 Year Swap + 6.772% (a)	Ba2	8,777,934
	BNP Paribas SA
3,000,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150% 144A (a)	Ba1	3,270,000
1,000,000	7.625% to 03/30/21 then USD 5 Year Swap + 6.314% 144A (a)	Ba1	1,076,250
	Capital One Financial Corp.
3,940,000	5.550% to 06/01/20 then 3-Month USD Libor + 3.800%, Series E (a)	Baa3	4,043,425
1,300	6.000%, Series B (a)	Baa3	32,890
43,796	6.000%, Series H (a)	Baa3	1,138,258
5,000	6.200%, Series F (a)	Baa3	132,900
25,870	6.250%, Series C (a)	Baa3	670,809
165,495	6.700%, Series D (a)	Baa3	4,374,033

Shares/Par Amounts	Description	Moody’s Ratings	Fair Value
	Banks (continued)
	Citigroup, Inc.
4,560,000	5.950% to 05/15/25 then 3-Month USD Libor + 3.905%, Series P (a)	Ba2	$4,693,380
1,350,000	6.125% to 11/15/20 then 3-Month USD Libor + 4.478%, Series R (a)	Ba2	1,422,022
1,700,000	6.250% to 08/15/26 then 3-Month USD Libor + 4.517%, Series T (a)	Ba2	1,797,750
108,199	6.875% to 11/15/23 then 3-Month USD Libor + 4.130%, Series K (a)	Ba2	3,032,818
46,300	7.125% to 09/30/23 then 3-Month USD Libor + 4.040%, Series J (a)	Ba2	1,322,328
1,750,000	Citizens Financial Group, Inc.
	5.500% to 04/06/20 then 3-Month USD Libor + 3.960%, Series A (a)	BB+ (c)	1,791,562
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H 144A (a)	BBB+ (c)	1,258,877
8,400	6.250% to 10/01/22 then 3-Month USD Libor + 4.557%, Series F 144A (a)	BBB+ (c)	892,500
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I 144A (a)	BBB+ (c)	534,892
500,000	Credit Agricole SA
	8.125% to 12/23/25 then USD 5 Year Swap + 6.185% 144A (a)	Ba1	570,942
24,516	Fifth Third Bancorp 6.625% to 12/31/23 then 3-Month USD Libor + 3.710%, Series I (a)	Baa3	714,641
8,000	First Horizon National Corp. 6.200%, Series A (a)	Ba2	201,120
	Goldman Sachs Group, Inc. (The)
48,007	6.300%, Series N (a)	Ba1	1,287,548
103,105	6.375% to 05/10/24 then 3-Month USD Libor + 3.550%, Series K (a)	Ba1	2,941,586
	HSBC Holdings PLC
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746% (a)	Baa3	317,525
400,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606% (a)	Baa3	408,500
5,918,000	6.875% to 06/01/21 then USD 5 Year Swap + 5.514% (a)	Baa3	6,265,682
120,000	Huntington Bancshares, Inc. 6.250%, Series D (a)	Baa3	3,270,000

The accompanying notes are an integral part of these financial statements.

Destra Flaherty & Crumrine Preferred and Income Fund

Portfolio of Investments (continued)

March 31, 2018 (unaudited)

Shares/Par Amounts	Description	Moody’s Ratings	Fair Value
	Banks (continued)
	JPMorgan Chase & Co.
2,000,000	6.000% to 08/01/23 then 3-Month USD Libor + 3.300%, Series R (a)	Baa3	$2,067,140
1,400,000	6.750% to 02/01/24 then 3-Month USD Libor + 3.780%, Series S (a)	Baa3	1,529,150
8,564,000	7.900% to 04/30/18 then 3-Month USD Libor + 3.470%, Series 1 (a)	Baa3	8,618,381
	KeyCorp
4,350,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D (a)	Baa3	4,295,625
30,800	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E (a)	Baa3	869,176
2,500,000	Lloyds TSB Bank PLC
	12.000% to 12/16/24 then 3-Month USD Libor + 11.756% 144A (a)	BB+ (c)	3,154,805
1,700,000	M&T Bank Corp.
	6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E (a)	Baa2	1,874,250
1,530,000	Macquarie Bank Ltd.
	6.125% to 03/08/27 then USD 5 Year Swap + 3.703% 144A (a)	Ba1	1,501,313
25,250	MB Financial, Inc.
	6.000%, Series C (a)	Ba3	633,523
	Morgan Stanley
200,000	5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K (a)	Ba1	5,218,000
47,190	6.375% to 10/15/24 then 3-Month USD Libor + 3.708%, Series I (a)	Ba1	1,279,793
199,600	6.875% to 01/15/24 then 3-Month USD Libor + 3.940%, Series F (a)	Ba1	5,594,788
164,800	New York Community Bancorp, Inc.
	6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A (a)	Ba1	4,487,504
25,000	People’s United Financial, Inc.
	5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series A (a)	Ba1	653,500
	PNC Financial Services Group, Inc. (The)
55,050	6.125% to 05/01/22 then 3-Month USD Libor + 4.068%, Series P (a)	Baa2	1,545,254
1,950,000	6.750% to 08/01/21 then 3-Month USD Libor + 3.678%, Series O (a)	Baa2	2,119,163
74,300	Regions Financial Corp.
	6.375% to 09/15/24 then 3-Month USD Libor + 3.536%, Series B (a)	Ba1	2,066,283

Shares/Par Amounts	Description	Moody’s Ratings	Fair Value
	Banks (continued)
	Societe Generale SA
3,500,000	7.375% to 09/13/21 then USD 5 Year Swap + 6.238% 144A (a)	Ba2	$3,731,875
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873% 144A (a)	Ba2	840,938
1,250	Sovereign Real Estate Investment Trust
	12.000% Series A 144A (a)	Ba1	1,556,250
	Standard Chartered PLC
4,200,000	7.500% to 04/02/22 then USD 5 Year Swap + 6.301% 144A (a)	Ba1	4,452,000
250,000	7.750% to 04/02/23 then USD 5 Year Swap + 5.723% 144A (a)	Ba1	267,813
20,402	Sterling Bancorp
	6.500%, Series A (a)	NR (d)	532,594
2,569,000	SunTrust Banks, Inc.
	5.050% to 06/15/22 then 3-Month USD Libor + 3.102%, Series G (a)	Baa3	2,559,366
72,679	Texas Capital Bancshares, Inc.
	6.500%, Series A (a)	Ba2	1,844,593
30,345	Valley National Bancorp
	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A (a)	BB (c)	837,825
	Wells Fargo & Co.
84,700	5.500%, Series X (a)	Baa2	2,106,489
124,337	5.625%, Series Y (a)	Baa2	3,114,642
20,000	5.700%, Series W (a)	Baa2	504,000
12,700	5.850% to 09/15/23 then 3-Month USD Libor + 3.090%, Series Q (a)	Baa2	333,883
2,100,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U (a)	Baa2	2,211,825
1,275,000	5.895%, 3-Month USD Libor + 3.770%, Series K (a)(f)	Baa2	1,294,877
20,000	6.625% to 03/15/24 then 3-Month USD Libor + 3.690%, Series R (a)	Baa2	558,600
267	7.500%, Series L (a)(e)	Baa2	344,430
13,300	8.000%, Series J (a)	Baa2	341,677
	Zions Bancorporation
43,000	5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I (a)	BB- (c)	43,108
2,000	6.300% to 03/15/23 then 3-Month USD Libor + 4.240%, Series G (a)	BB- (c)	53,900
			156,629,168
	Energy – 3.7%
1,300,000	DCP Midstream LP
	7.375% to 12/15/22 then 3-Month USD Libor + 5.148%, Series A (a)	B1	1,297,562

The accompanying notes are an integral part of these financial statements.

Destra Flaherty & Crumrine Preferred and Income Fund

Portfolio of Investments (continued)

March 31, 2018 (unaudited)

Shares/Par Amounts	Description	Moody’s Ratings	Fair Value
	Energy (continued)
4,955,000	Enbridge Energy Partners LP
	5.492%, 3-Month USD Libor + 3.798% 10/01/37 (f)	Ba1	$4,854,067
1,000,000	Enbridge, Inc.
	6.000% to 01/15/27 then 3-Month USD Libor + 3.890% 01/15/77, Series 16-A	Ba2	990,000
8,585	Kinder Morgan, Inc.
	9.750% 10/26/18, Series A (e)	Ba2	266,908
	Transcanada Trust
1,250,000	5.300% to 03/15/27 then 3-Month USD Libor + 3.208% 03/15/77, Series 17-A	Baa2	1,236,719
500,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640% 08/15/76, Series 16-A	Baa2	522,500
			9,167,756
	Financial Services – 2.1%
450,000	AerCap Global Aviation Trust
	6.500% to 06/15/25 then 3-Month USD LIBOR + 4.300% 06/15/45 144A	Ba2	487,687
361	Charles Schwab Corp. (The)
	5.950%, Series D (a)	Baa2	9,455
590,000	E*TRADE Financial Corp.
	5.300% to 03/15/23 then 3-Month USD Libor + 3.160%, Series B (a)	Ba3	580,413
560,000	General Motors Financial Co., Inc.
	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A (a)	Ba2	551,600
95,091	Legg Mason, Inc.
	6.375% 03/15/56	Baa2	2,500,893
40,000	Stifel Financial Corp.
	6.250%, Series A (a)	BB- (c)	1,064,000
			5,194,048
	Insurance – 19.7%
1,151,000	ACE Capital Trust II
	9.700% 04/01/30	Baa1	1,671,827
	Arch Capital Group Ltd.
13,000	5.250%, Series E (a)	Baa3	315,510
23,500	5.450%, Series F (a)	Baa3	576,690
	Aspen Insurance Holdings Ltd.
25,000	5.625% (a)	Ba1	618,250
19,543	5.950% to 07/01/23 then 3-Month USD Libor + 4.060% (a)	Ba1	512,222
212,773	Axis Capital Holdings Ltd.
	5.500%, Series E (a)	Baa3	5,234,216

Shares/Par Amounts	Description	Moody’s Ratings	Fair Value
	Insurance (continued)
8,000,000	Catlin Insurance Co. Ltd.
	4.714%, 3-Month USD Libor + 2.975% 144A (a)(f)	BBB+ (c)	$8,000,000
98,860	Delphi Financial Group, Inc.
	5.029%, 3-Month USD Libor + 3.190% 05/15/37 (f)	BB+ (c)	2,286,137
196,000	Everest Reinsurance Holdings, Inc.
	4.224%, 3-Month USD Libor + 2.385% 05/15/37 (f)	Baa2	195,020
7,103,000	Liberty Mutual Group, Inc.
	7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 144A	Baa3	8,807,720
1,937,000	MetLife, Inc.
	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%	Baa2	3,045,933
	PartnerRe Ltd.
141,538	5.875%, Series I (a)	Baa2	3,638,942
49,212	7.250%, Series H (a)	Baa2	1,368,094
250,000	Provident Financing Trust I
	7.405% 03/15/38	Baa3	286,250
2,900,000	QBE Insurance Group Ltd.
	7.500% to 11/24/23 then USD 10 Year Swap + 6.030% 11/24/43 144A	Baa2	3,265,226
111,000	Reinsurance Group of America, Inc.
	5.750% to 06/15/26 then 3-Month USD Libor + 4.040% 06/15/56	Baa2	2,921,520
102,688	Torchmark Corp.
	6.125% 06/15/56	Baa2	2,720,205
	WR Berkley Corp.
69,629	5.750% 06/01/56	Baa3	1,751,169
65,000	5.900% 03/01/56	Baa3	1,662,050
			48,876,981
	Miscellaneous – 1.9%
450,000	BHP Billiton Finance USA Ltd.
	6.750% to 10/20/25 then USD 5 Year Swap + 5.093% 10/19/75 144A	Baa2	506,250
	Land O’ Lakes, Inc.
700,000	7.250%, Series B 144A (a)	BB (c)	782,250
3,115,000	8.000%, Series A 144A (a)	BB (c)	3,508,269
			4,796,769

The accompanying notes are an integral part of these financial statements.

Destra Flaherty & Crumrine Preferred and Income Fund

Portfolio of Investments (continued)

March 31, 2018 (unaudited)

Shares/Par Amounts	Description	Moody’s Ratings	Fair Value
	Real Estate – 0.5%
50,000	Digital Realty Trust, Inc.
	6.625%, Series C (a)	Baa3	$1,356,500
	Utilities – 6.4%
3,576,000	ComEd Financing III
	6.350% 03/15/33	Baa2	3,835,260
51,500	DTE Energy Co.
	5.375% 06/01/76, Series B	Baa2	1,270,505
1,810,000	Emera, Inc.
	6.750% to 06/15/26 then 3-Month USD Libor + 5.440% 06/15/76, Series 16-A	Ba2	1,963,850
79,020	Integrys Holding, Inc.
	6.000% to 08/01/23 then 3-Month USD Libor + 3.220% 08/01/73	Baa1	2,084,152
652,000	Puget Sound Energy, Inc.
	4.536%, 3-Month USD Libor + 2.530% 06/01/67, Series A (f)	Baa2	653,630
62,604	SCE Trust V
	5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K (a)	Baa1	1,626,452
192,087	SCE Trust VI
	5.000%, Series L (a)	Baa1	4,348,850
			15,782,699
	Total Preferred Securities
	(Cost $234,338,841)		241,803,921

	Corporate Debt Securities – 1.5%

	Banks – 0.9%

100,000	CIT Group, Inc.
	6.125% 03/09/28	Ba2	104,000
85,000	Texas Capital Bancshares, Inc.
	6.500% 09/21/42, Sub Notes	Baa3	2,187,900
			2,291,900
	Communications – 0.5%
	Qwest Corp.
12,347	6.500% 09/01/56	Ba2	264,596
36,585	6.750% 06/15/57	Ba2	801,943
2,314	7.000% 07/01/52	Ba2	54,495
			1,121,034
	Financial Services – 0.1%
11,000	B. Riley Financial, Inc.
	7.500% 05/31/27	NR (d)	279,400

	Total Corporate Debt Securities
	(Cost $3,763,409)		3,692,334

Shares/Par Amounts	Description	Moody’s Ratings	Fair Value
	Common Stock – 0.3%

	Energy – 0.3%
50,269	Kinder Morgan, Inc. (Cost $866,925)		$757,051

	Total Long-Term Investments – 99.2%
	(Cost $238,969,175)		246,253,306

	Money Market Mutual Fund – 0.2%
554,641	BlackRock Liquidity Funds FedFund Portfolio,Institutional Shares, 1.55%(f)
	(Cost $554,641)		554,641
	Total Investments – 99.4%
	(Cost $239,523,816)		246,807,947
	Other Assets in excess of Liabilities – 0.6%		1,387,564
	Net Assets – 100.0%		$248,195,511

Summary by Country	Fair Value	% of Net Assets
Australia	$10,510,459	4.2%
Bermuda	21,935,751	8.9
Canada	4,713,069	1.9
France	9,490,005	3.8
Ireland	487,687	0.2
Mexico	684,000	0.3
Spain	5,747,680	2.3
United Kingdom	25,221,189	10.1
United States	168,018,107	67.7
Total Investments	246,807,947	99.4
Other Assets less Liabilities	1,387,564	0.6
Net Assets	$248,195,511	100.0%

LP – Limited Partnership

PLC – Public Limited Company

SA – Corporation

144A – Security was purchased pursuant to Rule 144A under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a) Security is perpetual in nature with no stated maturity date.

(b) Fitch Rating

(c)  Standard & Poor’s Rating.

(d) Security is unrated by Moody’s, S&P and Fitch.

(e) Convertible Preferred Security

(f)  The interest rate shown reflects the rate in effect as of March 31, 2018.

Destra Flaherty & Crumrine Preferred and Income Fund

Portfolio of Investments (continued)

March 31, 2018 (unaudited)

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2018. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 3 in the accompanying Notes to Financial Statements.

	Level 1	Level 2		Level 3	Total
Preferred Securities*
Banks	$53,083,721	$103,545,447	†	$–	$156,629,168
Energy	266,908	8,900,848		–	9,167,756
Financial Services	3,574,348	1,619,700		–	5,194,048
Insurance	16,084,652	32,792,329	†	–	48,876,981
Miscellaneous	–	4,796,769		–	4,796,769
Real Estate	1,356,500	–		–	1,356,500
Utilities	7,245,807	8,536,892		–	15,782,699
Total Preferred Securities	81,611,936	160,191,985		–	241,803,921
Corporate Debt Securities*
Banks	2,187,900	104,000		–	2,291,900
Communications	1,121,034	–		–	1,121,034
Financial Services	279,400	–		–	279,400
Total Corporate Debt Securities	3,588,334	104,000		–	3,692,334
Common Stock*	757,051	–		–	757,051
Money Market Mutual Fund	554,641	–		–	554,641
Total Investments in Securities	$86,511,962	$160,295,985		$–	$246,807,947

*     Please refer to the portfolio of investments to view securities segregated by industry.

†    At March 31, 2018 Flaherty & Crumrine Preferred and Income Fund had $6,671,371 transferred into level 2 from level 1 due to a lack of readily available market quotations in active markets. Level 2 securities were fair valued using quotations or evaluated prices from a third party pricing service.

It is the Fund’s policy to recognize transfers in and out at the fair value as of the beginning of the period.

DESTRA WOLVERINE DYNAMIC ASSET FUND†

Portfolio of Investments

March 31, 2018 (unaudited) (consolidated)

Number of Shares	Description	Fair Value

	Investment Companies – 89.7%

	Commodity Fund – 18.4%
220,249	iShares S&P GSCI Commodity Indexed Trust*	$3,667,146
459,211	PowerShares DB Commodity Index Tracking Fund*	7,797,403
		11,464,549
	Equity Fund – 71.3%
5,224	iShares Europe ETF	243,595
6,354	iShares MSCI Emerging Markets ETF	306,771
8,411	iShares MSCI Eurozone ETF	364,617
156,803	iShares MSCI Japan ETF	9,514,806
83,806	iShares Russell 1000 Growth ETF	11,405,158
7,094	iShares Russell 1000 Value ETF	850,996
13,783	iShares Russell 2000 Value ETF	1,679,872
4,315	iShares S&P 500 Growth ETF	669,127
859	iShares S&P 500 Value ETF	93,923
23,229	SPDR Portfolio Emerging Markets ETF	912,900
299,865	Vanguard FTSE Emerging Markets ETF	14,087,658
31,274	Vanguard FTSE Europe ETF	1,818,583
1,304	Vanguard FTSE Pacific ETF	95,127
9,449	Vanguard Growth ETF	1,340,624
9,138	Vanguard Value ETF	942,859
		44,326,616
	Total Investment Companies
	(Cost $49,271,536)	55,791,165

Number of Shares	Description	Fair Value

	Money Market Mutual Fund – 7.4%
4,611,230	BlackRock Liquidity Funds FedFund Portfolio,Institutional Shares, 1.55% (a)
	(Cost $4,611,230)	$4,611,230

	Total Investments – 97.1%
	(Cost $53,882,766)	60,402,395
	Other Assets in excess of Liabilities – 2.9%	1,785,448
	Net Assets – 100.0%	$62,187,843

ETF – Exchange Traded Fund

SPDR – Standard & Poor’s Depository Receipts

Summary by Country	Fair Value	% of Net Assets
United States	$60,402,395	97.1%
Total Investments	60,402,395	97.1
Other Assets less Liabilities	1,785,448	2.9
Net Assets	$62,187,843	100.0%

†    The Consolidated Portfolio of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transaction have been eliminated in consolidation.

*     Non-income producing security.

(a) Interest rate shown reflects the rate in effect as of March 31, 2018.

Futures contracts outstanding as of March 31, 2018:

Contract Description	Broker	Expiration Date	Number of Contracts	Notional Value at Trade Date	Notional Value at March 31, 2018	Unrealized Appreciation (Depreciation)
Gold 100 OZ Futures	Goldman Sachs & Co	Jun-18	24	$3,254,749	$3,185,520	$(69,229)
NYMEX WTI Crude Futures	Goldman Sachs & Co	May-18	8	516,093	519,520	3,427
Total net unrealized depreciation						$(65,802)

Cash posted as collateral to broker for futures contracts was $526,372 at March 31, 2018.

The accompanying notes are an integral part of these financial statements.

DESTRA WOLVERINE DYNAMIC ASSET FUND†

Portfolio of Investments (continued)

March 31, 2018 (unaudited) (consolidated)

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2018. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 3 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investment Companies**	$55,791,165	$–	$–	$55,791,165
Money Market Mutual Fund	4,611,230	–	–	4,611,230
Derivatives***
Futures Contracts	3,427	–	–	3,427
Total	$60,405,822	$–	$–	$60,405,822

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives***
Futures Contracts	$(69,229)	$–	$–	$(69,229)
Total	$(69,229)	$–	$–	$(69,229)

**   Please refer to the Portfolio of Investments to view securities segregated by industry.

*** Derivative instruments, including futures contracts, are valued at the net unrealized appreciation (depreciation) on the instruments.

It is the Fund’s policy to recognize transfers in and out at the fair value as of the beginning of the period.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

March 31, 2018 (unaudited)

	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Wolverine Dynamic Asset Fund (Consolidated)
Assets
Investments:
Investments at cost	$239,523,816	$53,882,766
Net unrealized appreciation	7,284,131	6,519,629
Total investments at fair value	246,807,947	60,402,395
Cash & cash equivalents	81,946	17,145
Cash deposited at the broker for futures collateral	—	531,046
Receivables:
Dividends and interest	2,496,404	—
Capital shares sold	548,000	—
Investment securities sold	—	1,890,980
Prepaid expenses	26,552	5,741
Total assets	249,960,849	62,847,307

Liabilities
Payables:
Capital shares redeemed	1,245,747	5,073
Due to advisor	160,727	58,739
Transfer agent fees	143,344	28,253
CCO/CFO fees	15,819	3,428
Audit fees	10,925	35,439
Blue Sky fees	5,889	14,243
Legal fees	2,124	718
Investment securities purchased	—	405,360
Other expenses and liabilities	180,763	108,211
Total liabilities	1,765,338	659,464
Net Assets	$248,195,511	$62,187,843

Composition of Net Assets
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$238,449,711	$55,994,948
Undistributed net investment income (loss)	2,091,879	(247,425)
Accumulated net realized gain (loss) on investments	369,790	(13,507)
Net unrealized appreciation on investments	7,284,131	6,453,827
Net Assets	$248,195,511	$62,187,843

Net Assets
Class A	$40,855,906	$1,847,748
Class C	$32,667,618	$610,344
Class I	$174,671,987	$59,729,751

Shares Outstanding
Class A	2,251,439	164,895
Class C	1,792,656	55,003
Class I	9,659,132	5,327,235

Net Asset Value Per Share
Class A	$18.15	$11.21
Maximum Offering Pricing Per Share (includes sales charge of 4.50%)	$19.01	$11.74
Class C	$18.22	$11.10
Class I	$18.08	$11.21

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the six months ended March 31, 2018 (unaudited)

	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Wolverine Dynamic Asset Fund (Consolidated)

Investment Income
Dividends	$3,248,303	$397,000
Interest Income	4,322,092	2,026
Total Investment Income	7,570,395	399,026

Expenses
Advisory fees	999,693	361,384
Transfer agent fees	246,954	49,236
Administration and accounting fees	74,166	62,330
Legal fees	7,279	2,099
Distribution fees Class A	66,649	1,229
Distribution fees Class C	163,734	2,935
Blue Sky fees	36,400	27,424
CCO/CFO fees	40,870	8,659
Custody fees	18,480	15,635
Trustees’ fees and expenses	18,005	14,909
Shareholder reporting fees	17,712	3,757
Audit fees	15,457	18,949
Insurance fees	15,184	3,529
Subsidiary fees	—	4,488
Other expenses	1,995	997
Total expenses	1,722,578	577,560
Advisory Fees Waived or Recouped	92,007	—
Less: expense waivers and reimbursements	—	(46,379)
Net expenses	1,814,585	531,181
Net Investment Income (Loss)	$5,755,810	$(132,155)

Realized and Unrealized Gain (Loss)
Net realized gain on investments in securities	2,044,554	1,378,699
Net realized loss on futures contracts	—	(95,213)
Net realized gain on investments in securities and futures contracts	2,044,554	1,283,486
Net change in unrealized appreciation (depreciation) on investments in securities	(9,543,999)	866,893
Net change in unrealized gain on futures contracts	—	15,000
Net change in unrealized gain (loss) on investments in securities and futures contracts	(9,543,999)	881,893
Net realized and unrealized gain (loss) on investments in securities and futures contracts	(7,499,445)	2,165,379
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,743,635)	$2,033,224

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Destra Flaherty & Crumrine Preferred and Income Fund		Destra Wolverine Dynamic Asset Fund (Consolidated)
	For the six months ended March 31, 2018 (Unaudited)	For the year ended September 30, 2017	For the six months ended March 31, 2018 (Unaudited)	For the year ended September 30, 2017
Increase (Decease) in Net Assets Resulting from Operations
Net investment income (loss)	$5,755,810	$10,448,748	$(132,155)	$170,732
Net realized gain on investments in securities	2,044,554	610,554	1,283,486	1,220,777
Net change in unrealized appreciation (depreciation) on investments in securities and futures contracts	(9,543,999)	5,920,530	881,893	4,039,638
Net increase (decrease) in net assets resulting from operations	(1,743,635)	16,979,832	2,033,224	5,431,147

Class A
Distribution to Shareholders
Net investment income	(1,045,238)	(2,815,941)	(1,679)	(13,464)
Net realized gain	(297,959)	—	(7,723)	—
Total distributions to shareholders	(1,343,197)	(2,815,941)	(9,402)	(13,464)

Class C
Distribution to Shareholders
Net investment income	(530,754)	(1,013,527)	(471)	(9,304)
Net realized gain	(177,531)	—	(6,992)	—
Total distributions to shareholders	(708,285)	(1,013,527)	(7,463)	(9,304)

Class I
Distribution to Shareholders
Net investment income	(3,852,625)	(6,496,539)	(184,769)	(1,393,038)
Net realized gain	(992,063)	—	(690,897)	—
Total distributions to shareholders	(4,844,688)	(6,496,539)	(875,666)	(1,393,038)

Class A
Capital Share Transactions
Proceeds from shares sold	8,547,195	38,656,747	1,252,955	31,000
Reinvestment of distribution	953,375	1,878,733	9,402	13,407
Cost of shares redeemed	(34,656,674)	(53,209,326)	(5,603)	—
Net increase (decrease) from capital share transactions	(25,156,104)	(12,673,846)	1,256,754	44,407

Class C
Capital Share Transactions
Proceeds from shares sold	5,198,480	10,735,607	31,500	—
Reinvestment of distribution	520,057	583,260	7,463	9,304
Cost of shares redeemed	(4,734,749)	(8,394,330)	(2,474)	—
Net increase from capital share transactions	983,788	2,924,537	36,489	9,304

Class I
Capital Share Transactions
Proceeds from shares sold	44,680,358	122,057,231	1,898,902	208,408
Reinvestment of distribution	3,880,569	5,000,115	875,666	1,392,717
Cost of shares redeemed	(62,481,045)	(66,097,405)	(89,427)	(25,607)
Net increase (decrease) from capital share transactions	(13,920,118)	60,959,941	2,685,141	1,575,518

Total increase (decrease) in net assets	(46,732,239)	57,864,457	5,119,077	5,644,570
Net Assets
Beginning of period	294,927,750	237,063,293	57,068,766	51,424,196
End of period	$248,195,511	$294,927,750	$62,187,843	$57,068,766
Undistributed (overdistributed) net investment income (loss) at end of period	$2,091,879	$1,764,686	$(247,425)	$71,649

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Destra Flaherty & Crumrine Preferred and Income Fund		Destra Wolverine Dynamic Asset Fund (Consolidated)
	For the six months ended March 31, 2018 (Unaudited)	For the year ended September 30, 2017	For the six months ended March 31, 2018 (Unaudited)	For the year ended September 30, 2017

Class A
Change in Shares Outstanding
Shares outstanding, beginning of period	3,608,107	4,318,991	56,554	52,336
Shares sold	460,769	2,109,372	107,991	2,873
Shares reinvested	51,519	103,490	839	1,345
Shares redeemed	(1,868,956)	(2,923,746)	(489)	—
Shares outstanding, end of period	2,251,439	3,608,107	164,895	56,554

Class C
Change in Shares Outstanding
Shares outstanding, beginning of period	1,740,356	1,587,915	51,758	50,823
Shares sold	278,210	582,237	2,793	—
Shares reinvested	28,002	32,021	672	935
Shares redeemed	(253,912)	(461,817)	(220)	—
Shares outstanding, end of period	1,792,656	1,740,356	55,003	51,758

Class I
Change in Shares Outstanding
Shares outstanding, beginning of period	10,411,475	7,133,676	5,093,397	4,935,687
Shares sold	2,416,192	6,667,168	163,657	20,288
Shares reinvested	210,615	275,598	78,115	139,972
Shares redeemed	(3,379,150)	(3,664,967)	(7,934)	(2,550)
Shares outstanding, end of period	9,659,132	10,411,475	5,327,235	5,093,397

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share of common stock outstanding throughout the periods indicated.

	Destra Flaherty & Crumrine Preferred and Income Fund
	For the six months ended March 31, 2018 (unaudited)	For the year ended September 30, 2017	For the year ended September 30, 2016	For the year ended September 30, 2015	For the year ended September 30, 2014	For the year ended September 30, 2013
Class A
Net asset value, beginning of period	$18.75	$18.20	$17.07	$16.94	$15.98	$16.87
Investment operations:
Net investment income[1]	0.39	0.77	0.78	0.84	0.84	0.88
Net realized and unrealized gain (loss)	(0.52)	0.55	1.03	0.06	0.96	(0.80)
Net Increase (Decrease) in Net Asset Value from Operations	(0.13)	1.32	1.81	0.90	1.80	0.08
Distributions paid to shareholders from:
Net investment income	(0.37)	(0.77)	(0.68)	(0.77)	(0.84)	(0.97)
Net realized gain	(0.10)	—	—	—	— [2]	— [2]
Total distributions	(0.47)	(0.77)	(0.68)	(0.77)	(0.84)	(0.97)
Net asset value, end of period	$18.15	$18.75	$18.20	$17.07	$16.94	$15.98

TOTAL RETURN[3]	(0.71)%[4]	7.46%	10.84%	5.38%	11.49%	0.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$40,856	$67,639	$78,613	$21,718	$12,532	$21,319
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	1.44%[5]	1.50%	1.46%	1.50%	1.50%	1.50%
Expenses, prior to expense reimbursements/waivers	1.44%[5]	1.50%	1.46%	2.12%	2.26%	1.99%
Net investment income	4.19%[5]	4.24%	4.46%	4.86%	5.08%	5.22%
Portfolio turnover rate	4%[4]	18%	13%	29%	27%	49%

Class C
Net asset value, beginning of period	$18.83	$18.28	$17.14	$17.00	$16.03	$16.89
Investment operations:
Net investment income[1]	0.33	0.64	0.65	0.71	0.75	0.76
Net realized and unrealized gain (loss)	(0.54)	0.54	1.04	0.07	0.93	(0.81)
Net Increase (Decrease) in Net Asset Value from Operations	(0.21)	1.18	1.69	0.78	1.68	(0.05)
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.63)	(0.55)	(0.64)	(0.71)	(0.81)
Net realized gain	(0.10)	—	—	—	—	— [2]
Total distributions	(0.40)	(0.63)	(0.55)	(0.64)	(0.71)	(0.81)
Net asset value, end of period	$18.22	$18.83	$18.28	$17.14	$17.00	$16.03

TOTAL RETURN[3]	(1.12)%[4]	6.64%	10.03%	4.64%	10.68%	(0.34)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted).	$32,668	$32,764	$29,023	$8,408	$5,327	$4,099
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	2.19%[5]	2.25%	2.20%	2.25%	2.25%	2.25%
Expenses, prior to expense reimbursements/waivers	2.19%[5]	2.25%	2.20%	2.69%	3.10%	3.09%
Net investment income	3.52%[5]	3.51%	3.69%	4.09%	4.47%	4.51%
Portfolio turnover rate	4%[4]	18%	13%	29%	27%	49%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

For a share of common stock outstanding throughout the periods indicated.

	Destra Flaherty & Crumrine Preferred and Income Fund
	For the six months ended March 31, 2018 (unaudited)	For the year ended September 30, 2017	For the year ended September 30, 2016	For the year ended September 30, 2015	For the year ended September 30, 2014	For the year ended September 30, 2013
Class I
Net asset value, beginning of period	$18.68	$18.14	$17.00	$16.86	$15.89	$16.79
Investment operations:
Net investment income[1]	0.41	0.82	0.83	0.88	0.92	0.92
Net realized and unrealized gain (loss)	(0.52)	0.53	1.03	0.06	0.92	(0.80)
Net Increase (Decrease) in Net Asset Value from Operations	(0.11)	1.35	1.86	0.94	1.84	0.12
Distributions paid to shareholders from:
Net investment income	(0.39)	(0.81)	(0.73)	(0.82)	(0.88)	(1.03)
Net realized gain	(0.10)	—	—	—	—	— [2]
Total distributions	(0.49)	(0.81)	(0.73)	(0.82)	(0.88)	(1.03)
Redemption fees	—	—	0.01	0.02	0.01	0.01
Net asset value, end of period	$18.08	$18.68	$18.14	$17.00	$16.86	$15.89

TOTAL RETURN[3]	(0.59)%[4]	7.70%	11.24%	5.77%	11.93%	0.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted).	$174,672	$194,525	$129,427	$29,417	$22,260	$15,268
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	1.19%[5]	1.25%	1.19%	1.22%	1.22%	1.22%
Expenses, prior to expense reimbursements/waivers	1.19%[5]	1.25%	1.19%	1.47%	1.64%	1.55%
Net investment income	4.50%[5]	4.48%	4.75%	5.10%	5.58%	5.50%
Portfolio turnover rate	4%[4]	18%	13%	29%	27%	49%

1  Based on average shares outstanding.

2  Greater than $0.000, but less than $0.005.

3  Assumes an investment at net asset value at the beginning of period, reinvestment of all distributions for the period and does not include payment of the maximum sales charge or contingent deferred sales charge (CDSC). Total return would have been lower if certain expenses had not been waived or reimbursed by the investment advisor.

4  Not annualized.

5  Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share of common stock outstanding throughout the periods indicated.

	Destra Wolverine Dynamic Asset Fund (Consolidated)
	For the six months ended March 31, 2018 (Unaudited)	For the year ended September 30, 2017	For the Period October 7, 2015* through September 30, 2016
Class A
Net asset value, beginning of period	$10.97	$10.21	$10.00
Investment operations:
Net investment income (loss)[1]	(0.04)	0.01	(0.01)
Net realized and unrealized gain	0.45	1.01	0.24
Net Increase in Net Asset Value from Operations	0.41	1.02	0.23
Distributions paid to shareholders from:
Net investment income	(0.03)	(0.26)	— [2]
Net realized gain	(0.14)	—	(0.02)
Total distributions	(0.17)	(0.26)	(0.02)
Net asset value, end of period	$11.21	$10.97	$10.21

TOTAL RETURN[3]	3.69%[4]	10.22%	2.27%[4]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$1,848	$620	$534
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	2.00%[5]	2.00%	2.00%[5]
Expenses, prior to expense reimbursements/waivers	2.14%[5]	2.23%	2.42%[5]
Net investment income (loss)	(0.65)%[5]	0.09%	(0.07)%[5]
Portfolio turnover rate	130%[4]	250%	424%[4]

Class C
Net asset value, beginning of period	$10.89	$10.13	$10.00
Investment operations:
Net investment loss[1]	(0.08)	(0.07)	(0.08)
Net realized and unrealized gain	0.44	1.01	0.23
Net Increase in Net Asset Value from Operations	0.36	0.94	0.15
Distributions paid to shareholders from:
Net investment income	(0.01)	(0.18)	—
Net realized gain	(0.14)	—	(0.02)
Total distributions	(0.15)	(0.18)	(0.02)
Net asset value, end of period	$11.10	$10.89	$10.13

TOTAL RETURN[3]	3.26%[4]	9.48%	1.46%[4]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$610	$564	$515
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	2.75%[5]	2.75%	2.75%[5]
Expenses, prior to expense reimbursements/waivers	2.90%[5]	2.98%	3.16%[5]
Net investment loss	(1.41)%[5]	(0.66)%	(0.84)%[5]
Portfolio turnover rate	130%[4]	250%	424%[4]

The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

For a share of common stock outstanding throughout the periods indicated.

	Destra Wolverine Dynamic Asset Fund (Consolidated)
	For the six months ended March 31, 2018 (Unaudited)	For the year ended September 30, 2017	For the Period October 7, 2015* through September 30, 2016
Class I
Net asset value, beginning of period	$10.97	$10.21	$10.00
Investment operations:
Net investment income (loss)[1].	(0.02)	0.03	0.02
Net realized and unrealized gain	0.44	1.01	0.24
Net Increase in Net Asset Value from Operations	0.42	1.04	0.26
Distributions paid to shareholders from:
Net investment income	(0.04)	(0.28)	(0.03)
Net realized gain	(0.14)	—	(0.02)
Total distributions	(0.18)	(0.28)	(0.05)
Net asset value, end of period	$11.21	$10.97	$10.21

TOTAL RETURN[3]	3.76%[4]	10.49%	2.53%[4]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$59,730	$55,884	$50,375
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	1.75%[5]	1.75%	1.75%[5]
Expenses, prior to expense reimbursements/waivers	1.90%[5]	1.98%	2.16%[5]
Net investment income (loss)	(0.43)%[5]	0.33%	0.16%[5]
Portfolio turnover rate	130%[4]	250%	424%[4]

*   Commencement of operations.

1  Based on average shares outstanding.

2  Greater than $0.000, but less than $0.005.

3  Assumes an investment at net asset value at the beginning of period, reinvestment of all distributions for the period and does not include payment of the maximum sales charge or contingent deferred sales charge (CDSC). Total return would have been lower if certain expenses had not been waived or reimbursed by the investment advisor.

4  Not annualized.

5  Annualized.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

March 31, 2018 (unaudited)

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010 as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2018, the Trust consisted of two series (collectively, the “Funds” and each individually a “Fund”):

Fund	Diversification Classification
Destra Flaherty & Crumrine Preferred and Income Fund (“Preferred and Income Fund”)	Non-diversified
Destra Wolverine Dynamic Asset Fund (“Wolverine Dynamic Asset Fund”)	Diversified

The Flaherty & Crumrine Preferred and Income Fund’s investment objective is to seek total return with an emphasis on high current income. The Wolverine Alternative Opportunity Fund’s investment objective is to seek long-term capital appreciation by investment in broad assets classes. Each Fund currently offers three classes of shares, Classes A, C, and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies. The Funds follows the accounting and reporting guidance in FASB Accounting Standard Codification 946.

2. CONSOLIDATION OF SUBSIDIARIES

The Destra Wolverine Asset Subsidiary (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of Wolverine Dynamic Asset Fund.

The Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Wolverine Dynamic Asset Fund listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Fund	Wholly Owned Subsidiary
Wolverine Dynamic Asset Fund	Destra Wolverine Asset Subsidiary

A summary of Wolverine Dynamic Asset Fund’s investment in its corresponding subsidiary is as follows:

Funds	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2018	% of ETF’s Total Net Assets at March 31, 2018
Wolverine Dynamic Asset Fund	October 7, 2015	$12,402,323	19.9%

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise shall be valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds value these securities at fair value as determined in accordance with procedures approved by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase and of sufficient credit quality are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”.

Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing

Notes to the Financial Statements

March 31, 2018 (unaudited) (continued)

context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g., the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Futures contracts generally will be valued at the settlement or closing price determined by the applicable exchange.

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds values Level 1 securities using readily available market quotations in active markets. The Funds values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimates fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ procedures are approved by the Board of Trustees.

Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Allocation of Income and Expenses

In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Cash and Cash Equivalents

Cash and cash equivalents includes US dollar deposits at bank accounts at amounts which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders through annual distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”).

Notes to the Financial Statements

March 31, 2018 (unaudited) (continued)

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

4. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Pursuant to an Investment Advisory Agreement (the “Agreement”) between each Fund and Destra Capital Advisors LLC, the Fund’s investment advisor (the “Advisor”), subject to the oversight of the Trust’s Board of Trustees, the Advisor is responsible for managing the investment and reinvestment of the assets of each Fund in accordance with each Fund’s investment objectives and policies and limitations and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds. The Advisor receives an annual fee payable monthly, at an annual rate of 0.75% and 1.20% respectively, of the average daily net assets of the Flaherty & Crumrine Preferred and Income Fund and Wolverine Dynamic Asset Fund.

The Trust and the Advisor have a fee waiver and expense arrangement whereby the Advisor has agreed to waive its fee and/or reimburse the other expenses to the extent necessary to reduce the expense ratios of Class A, Class C, and Class I of Flaherty & Crumrine Preferred and Income Fund to 1.50%, 2.25%, and 1.25%, respectively, and of Class A, Class C and Class I of Wolverine Dynamic Asset to 2.00%, 2.75%, and 1.75%, respectively. This waiver will continue in effect until December 31, 2027. The waiver may be terminated or modified prior to December 31, 2027 only with the approval of the Board of Trustees. The expense ratio for each class represents the ratio of the total annual operating expenses of the class (excluding interest, taxes, brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any) to the average net assets of the class.

To the extent that the expense ratios of the Funds are less than the Fund’s applicable expense cap, the Advisor may recover a portion of the reimbursed amount for the Funds equal to the amount of the expense cap less the actual expense ratio for the Funds for up to three (3) years from the date the fee or expense was incurred during the expense cap term.

The following table presents amounts eligible for recovery at March 31, 2018:

Destra Wolverine Dynamic Asset Fund
For eligible expense reimbursements expiring:
September 30, 2019	$200,640
September 30, 2020	121,743
March 31, 2021	46,379
$368,762

During the six months ended March 31, 2018, the Advisor recovered fees that were previously reimbursed from Destra Flaherty & Crumrine Preferred and Income Fund of $92,007 and is now fully recouped.

Sub-Advisory Agreement

The Preferred and Income Fund has retained Flaherty & Crumrine Incorporated (“Flaherty”) to serve as its investment sub-advisor. Wolverine Dynamic Asset Fund has retained Wolverine to serve as its investment sub-advisor.

The Advisor has agreed to pay from its own assets an annualized sub-advisory fee to Flaherty an amount equal to one half of the net advisory fees collected by the Advisor from each respective Fund net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Advisor in respect of each Fund (excluding Wolverine Dynamic Asset)

The Advisor has agreed to pay from its own assets an annualized sub-advisory fee to Wolverine an amount equal to (a) 100% of the net advisory fees paid to the Advisor for its services to the Wolverine Dynamic Asset Fund for the first $50 million of assets in the Fund; (b) 75% of the net advisory fees paid to the Advisor for its services to the Fund in excess of $50 million up to $150 million of assets in the Fund; and (c) 50% of the net advisory fees paid to the Advisor for its services to the Fund for assets in excess of $150 million. The fees paid to Wolverine by the Advisor shall be net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Advisor in respect of the Wolverine Dynamic Asset Fund.

Notes to the Financial Statements

March 31, 2018 (unaudited) (continued)

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon serves as each Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreements. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as each Fund’s Transfer Agent.

5. DISTRIBUTION AND SERVICE PLANS

The Funds’ Class A and Class C shares have adopted a Distribution Plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 1.00% of the average daily net assets of the Funds’ Class A and C shares, respectively. Payments are made to Destra Capital Investments LLC, the Funds’ distributor (the “Distributor”), who may make ongoing payments to financial intermediaries based on the value of each Fund’s shares held by such intermediaries’ customers.

6. FEDERAL INCOME TAX MATTERS

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for US federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds do not expect to be subject to US federal excise tax.

For the six months ended March 31, 2018, the cost of investments on a tax basis, including any adjustment for financial reporting purposes, was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Destra Flaherty & Crumrine Preferred and Income Fund	$240,694,578	$9,273,469	$(3,160,100)	$6,113,369
Destra Wolverine Dynamic Asset Fund	54,993,807	6,576,955	(1,168,367)	5,408,588

The tax character of current year distributions will be determined at the end of the current fiscal year.

7. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

	Purchases	Sales
Flaherty & Crumrine Preferred and Income Fund	$10,938,008	$49,448,873
Wolverine Dynamic Asset Fund	74,946,330	74,523,878

8. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A shares are subject to an initial sales charge of 4.50% on purchases of less than $1,000,000. The Funds’ Class A, C, and I shares are purchased at prices per share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by the Funds or its authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of shares.

Redemption requests will be processed at the next net asset value per share calculated after a redemption request is accepted. The Fund charges this fee in order to discourage short-term investors. The Funds retain this fee for the benefit of the remaining shareholders.

A contingent deferred sales charge of 1.00% applies on Class C shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors as described in the Funds’ Prospectus.

9. DERIVATIVE FINANCIAL INSTRUMENTS

Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk- related contingent features in derivative agreements. The Wolverine Dynamic Asset Fund invested in derivatives futures contracts for the period ended March 31, 2018.

Notes to the Financial Statements

March 31, 2018 (unaudited) (continued)

Futures Contracts

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective underlying index components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase of a futures contract.

Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

During the six months ended March 31, 2018 Wolverine Dynamic Asset Fund utilized futures contracts to effect short exposure to emerging markets equity returns, currency returns and commodity returns, The open futures contracts at March 31, 2018, are listed in the Portfolio of Investments. The variation margin receivable or payable, if applicable, is included in the Statements of Assets and Liabilities.

At March 31, 2018, the fair value of derivatives instruments reflected on the Statement of Assets and Liabilities was $(65,802) (includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments). Only unsettled variation margin is reported within the Statements of Assets and Liabilities, if any.

Realized loss on derivative instrument reflected on the Statement of Operation during the period ended March 31, 2018 was $(95,213).

For the six months ended March 31, 2018, the monthly average volume of futures held by Wolverine Dynamic Asset Fund was $1,031,004.

10. PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Funds, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Funds or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Funds.

Credit and Counterparty Risk—Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

Equity Securities Risk—Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Interest Rate Risk—If interest rates rise, in particular, if long-term interest rates rise, the prices of fixed-rate securities held by a Fund will fall.

Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Funds invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Funds’ management will underperform the markets, the relevant indices or the securities selected by other Funds with similar investment objectives and investment strategies. This means you may lose money.

11. SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements were available for issuance and determined that there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

Trust Information

Board of Trustees	Officers	Investment Advisor
John S. Emrich	Dominic Martellaro	Destra Capital Advisors LLC
	Chief Executive Officer	Chicago, IL
Michael S. Erickson
	Robert A. Watson	Distributor
Jeffrey S. Murphy	President	Destra Capital Investments LLC
Chicago, IL
Nicholas Dalmaso*	Jane Hong Shissler
	Chief Compliance Officer and	Administrator, Accounting Agent,
* “Interested Person” of the Trust, as	Secretary	Custodian and Transfer Agent
defined in the Investment Company		The Bank of New York Mellon
Act of 1940, as amended.	Neal J. Berkowitz	New York, NY
Treasurer
Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered Public
Accounting Firm
Grant Thornton LLP
Chicago, IL

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?

• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (877) 855-3434

Information regarding how the Funds voted proxies for portfolio securities is available without charge and upon request by calling (877) 855-3434, or visiting Destra Capital Investments LLC’s website at http://www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at http://destracapital.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

-OR-

(b)	Not applicable.

-OR-

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclose the following information for each such divested security: (1) name of the issuer; (2) exchange ticker symbol; (3) Committee on Uniform Securities Identification Procedures (“CUSIP”) number; (4) total number of shares or, for debt securities, principal amount divested; (5) Date(s) that the securities were divested; (6) if the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and (7) name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

-OR-

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Investment Trust

By (Signature and Title)*	/s/ Robert Watson
Robert Watson, President
(principal executive officer)

Date	May 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Watson
Robert Watson, President
(principal executive officer)

Date	May 31, 2018

By (Signature and Title)*	/s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(principal financial officer)

Date	May 31, 2018

* Print the name and title of each signing officer under his or her signature.